NEV
Nuveen Enhanced Municipal Value Fund
Portfolio of Investments    July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 129.8%
	MUNICIPAL BONDS – 127.6%
	Alabama – 0.5%
$340	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B	$410,778
1,350	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.250%, 10/01/48 – AGM Insured	10/23 at 102.00	AA	1,513,120
1,690	Total Alabama			1,923,898
	Arizona – 0.7%
1,585	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256 As of 6/4/2015 Converted to Trust 2015-XF2046, 17.892%, 7/01/36 (Pre-refunded 1/01/22), 144A (IF) (4), (5)	1/22 at 100.00	AA-	1,714,558
35	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	37,325
1,095	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	N/R	1,129,777
50	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32	No Opt. Call	A3	67,018
2,765	Total Arizona			2,948,678
	Arkansas – 0.6%
2,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	Ba3	2,240,420
	California – 8.8%
180	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/37	10/26 at 100.00	BBB+	212,913
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54 (UB) (5)	10/29 at 100.00	AA-	10,682,100
1,510	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	1,763,242
60	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	71,597
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
2,500	5.250%, 12/01/44	12/24 at 100.00	BB	2,838,300
1,712	5.500%, 12/01/54	12/24 at 100.00	BB	1,946,202
3,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB	3,909,644
2,760	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 4.250%, 1/01/43	1/28 at 100.00	BBB+	3,151,368

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21) (4)	12/21 at 100.00	N/R	$408,944
5,240	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	8/21 at 22.32	CCC-	1,179,052
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
1,100	17.567%, , 144A (IF)	6/25 at 100.00	AA-	1,871,705
1,345	17.567%, (Pre-refunded 6/01/25), 144A (IF) (4)	6/25 at 100.00	N/R	2,288,585
565	17.581%, , 144A (IF)	6/25 at 100.00	AA-	961,720
685	17.581%, (Pre-refunded 6/01/25), 144A (IF) (4)	6/25 at 100.00	N/R	1,165,980
225	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.554%, 11/15/27 (3-Month LIBOR * 67% reference rate + 1.450% spread) (6)	No Opt. Call	AA-	234,353
1,600	Los Angeles County, California, Community Development Commission Headquarters Office Building, Lease Revenue Bonds, Community Development Properties Los ANgeles County Inc, Tender Option Bond Trust, 23.337%, 9/01/42, 144A (IF) (5)	9/21 at 100.00	Aa3	1,630,864
1,165	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21) (4)	9/21 at 100.00	N/R	1,171,011
34,497	Total California			35,487,580
	Colorado – 2.7%
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
750	4.000%, 12/31/30 (AMT)	12/27 at 100.00	A-	873,352
250	4.000%, 6/30/31 (AMT)	12/27 at 100.00	A-	290,615
820	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49 (UB) (5)	8/29 at 100.00	BBB+	952,135
4,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	1,925,000
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	AA-	607,910
4,030	6.500%, 11/15/38	No Opt. Call	AA-	6,376,629
10,325	Total Colorado			11,025,641
	Connecticut – 0.1%
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/37	7/22 at 100.00	BBB+	415,132
	District of Columbia – 1.8%
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/37 – AGC Insured	No Opt. Call	A-	7,269,800
	Florida – 9.8%
1,000	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%, 5/01/34	5/27 at 100.00	N/R	1,095,140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$325	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	$360,116
150	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	167,789
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 5.625%, 6/01/33	6/23 at 100.00	BBB-	2,146,640
	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A:
2,500	4.000%, 8/15/45	2/30 at 100.00	BBB+	2,925,250
5,675	4.000%, 8/15/45 (UB) (5)	2/30 at 100.00	BBB+	6,640,318
4,500	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	4,972,320
4,210	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.500%, 1/01/49 (Mandatory Put 1/01/29), 144A (AMT)	8/21 at 104.00	N/R	4,358,866
265	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children's Hospital, Series 2010A, 6.000%, 8/01/30	8/21 at 100.00	A+	266,145
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
1,000	0.000%, 10/01/44	10/29 at 59.08	BBB+	483,500
4,200	0.000%, 10/01/47	10/29 at 52.89	BBB+	1,807,386
1,250	0.000%, 10/01/48	10/29 at 50.96	BBB+	517,275
1,000	0.000%, 10/01/49	10/29 at 49.08	BBB+	398,030
2,000	0.000%, 10/01/50	10/29 at 47.17	BBB+	763,920
7,475	0.000%, 10/01/52	10/29 at 43.62	BBB+	2,635,087
2,300	0.000%, 10/01/54	10/29 at 40.38	BBB+	749,455
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A:
1,000	5.000%, 11/01/33	11/22 at 100.00	BBB+	1,040,230
2,000	5.000%, 11/01/43	11/22 at 100.00	BBB+	2,074,300
205	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A	4/29 at 100.00	Ba1	240,836
720	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B, 4.000%, 7/01/45	7/30 at 100.00	A2	844,870
3,000	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2020A, 4.000%, 4/01/50	4/30 at 100.00	A-	3,457,620
95	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	85,739
135	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (7)	8/21 at 100.00	N/R	1
350	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	8/21 at 100.00	N/R	343,994

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$215	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	8/21 at 100.00	N/R	$165,232
235	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	8/21 at 100.00	N/R	2
1,080	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,103,198
48,885	Total Florida			39,643,259
	Georgia – 0.2%
285	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1, 6.500%, 1/01/29	1/28 at 100.00	N/R	215,203
90	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A+	92,619
260	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A+	320,544
635	Total Georgia			628,366
	Guam – 5.7%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
195	5.000%, 11/15/33	11/25 at 100.00	BB	224,714
1,805	5.000%, 11/15/34	11/25 at 100.00	BB	2,077,104
1,760	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	1,794,390
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23) (4)	7/23 at 100.00	A-	549,605
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
2,500	5.000%, 12/01/28 (UB) (5)	12/26 at 100.00	BB	3,004,500
1,750	5.000%, 12/01/30 (UB) (5)	12/26 at 100.00	BB	2,083,095
2,500	5.000%, 12/01/32 (UB) (5)	12/26 at 100.00	BB	2,962,375
1,750	5.000%, 12/01/34 (UB) (5)	12/26 at 100.00	BB	2,065,893
6,000	5.000%, 12/01/46 (UB) (5)	12/26 at 100.00	BB	6,971,460
1,000	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	BBB	1,168,460
19,760	Total Guam			22,901,596
	Illinois – 18.7%
910	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	925,561
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	6,213,050
2,255	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35	12/24 at 100.00	BB	2,549,413
1,335	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	1,678,015

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
$1,000	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	Baa2	$992,960
1,000	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	920,390
1,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,148,300
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
320	5.000%, 1/01/23	1/22 at 100.00	BBB+	326,016
160	5.000%, 1/01/25	1/22 at 100.00	BBB+	162,904
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,470	5.000%, 1/01/24	No Opt. Call	BBB+	3,841,255
350	5.000%, 1/01/29	1/26 at 100.00	BBB+	409,951
770	5.000%, 1/01/38	1/26 at 100.00	BBB+	884,568
1,150	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,320,545
10,125	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/44 (UB) (5)	1/29 at 100.00	BBB+	12,513,589
405	DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project, Green Series 2020, 3.000%, 5/15/47	5/30 at 100.00	A1	423,824
2,000	Grundy County School District 54 Morris, Illinois, General Obligation Bonds, Refunding Series 2005, 6.000%, 12/01/24 – AGM Insured	12/21 at 100.00	AA	2,038,640
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339:
1,540	17.945%, 9/01/38, 144A (IF) (5)	9/22 at 100.00	AA+	1,855,069
1,605	22.238%, 9/01/38, 144A (IF) (5)	9/22 at 100.00	AA+	2,014,628
600	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010, 6.125%, 5/15/27	8/21 at 100.00	BBB-	602,106
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
690	18.057%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	826,151
150	18.057%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	178,444
455	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121, 27.156%, 8/15/41 – AGM Insured, 144A (IF) (5)	8/21 at 100.00	AA	459,450
20,830	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27 (UB) (5)	No Opt. Call	BBB	25,895,231
1,380	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/34	11/29 at 100.00	BBB	1,632,954
2,125	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50	12/29 at 100.00	BBB+	2,450,869
8,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 – AGM Insured	No Opt. Call	AA	3,409,120
190	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B	196,084
68,815	Total Illinois			75,869,087

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 2.8%
$2,000	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	$2,223,780
1,500	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/35 (AMT)	7/23 at 100.00	A-	1,627,980
4,375	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 3.840%, 2/01/54 (UB) (5)	2/29 at 100.00	AAA	4,946,813
400	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	456,612
2,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011, 7.750%, 9/01/31 (Pre-refunded 9/01/21) (4)	9/21 at 100.00	N/R	2,011,780
10,275	Total Indiana			11,266,965
	Iowa – 0.3%
155	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	169,741
995	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	1,077,286
1,150	Total Iowa			1,247,027
	Kansas – 2.3%
3,000	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc, Refunding Series 2010S, 5.000%, 5/15/30	8/21 at 100.00	BBB	3,009,030
	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019:
2,085	5.000%, 3/01/44	3/29 at 100.00	BB-	2,180,222
640	5.000%, 3/01/49	3/29 at 100.00	BB-	668,077
3,565	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	12/22 at 100.00	N/R	2,051,408
1,130	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	1,305,873
10,420	Total Kansas			9,214,610
	Kentucky – 0.8%
1,000	Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial Hospital Project, Series 2013, 5.700%, 8/01/39 – AGM Insured (Pre-refunded 8/01/23) (4)	8/23 at 100.00	AA	1,108,570
2,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	BBB+	2,201,620
3,000	Total Kentucky			3,310,190
	Louisiana – 6.1%
500	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.625%, 6/15/48, 144A	6/28 at 100.00	N/R	572,865
2,585	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2019B, 4.000%, 12/01/38 – AGM Insured	12/29 at 100.00	AA	3,142,585
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 4.375%, 2/01/39 (Pre-refunded 2/01/24) (4)	2/24 at 100.00	A+	2,211,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$1,215	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities, 5.000%, 10/01/33 – AGM Insured	10/25 at 100.00	AA	$1,433,117
1,500	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A	1,755,720
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	A	1,206,090
1,000	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/56	7/26 at 100.00	A	1,155,860
3,305	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	3,454,254
2,115	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 7.750%, 12/15/31	12/21 at 100.00	N/R	2,154,825
985	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.250%, 10/01/28 (Pre-refunded 10/01/21) (4)	10/21 at 100.00	N/R	993,195
	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017:
2,835	0.000%, 10/01/31	No Opt. Call	Baa1	3,180,586
1,775	0.000%, 10/01/36	10/33 at 100.00	Baa1	2,035,783
1,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (AMT)	1/27 at 100.00	A2	1,188,710
330	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	338,065
22,145	Total Louisiana			24,823,535
	Massachusetts – 0.7%
1,800	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/34	10/26 at 100.00	Baa2	2,156,094
705	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013, 5.000%, 7/01/25 (AMT)	7/22 at 100.00	AA	733,172
2,505	Total Massachusetts			2,889,266
	Michigan – 0.0%
10	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2003A, 5.000%, 7/01/34 – NPFG Insured	8/21 at 100.00	A1	10,037
	Missouri – 0.3%
960	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 3.900%, 11/01/29	11/25 at 100.00	N/R	992,602
55	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/36	3/27 at 100.00	BBB-	64,955
1,015	Total Missouri			1,057,557

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana – 0.8%
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B:
$1,255	5.000%, 7/01/29	7/28 at 100.00	BBB	$1,544,529
1,235	5.000%, 7/01/30	7/28 at 100.00	BBB	1,510,269
2,490	Total Montana			3,054,798
	New Jersey – 14.0%
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/42	12/27 at 100.00	Baa1	3,047,225
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW:
40	5.250%, 6/15/40 (Pre-refunded 6/15/25) (UB) (4), (5)	6/25 at 100.00	N/R	47,708
755	5.250%, 6/15/40 (UB)	6/25 at 100.00	Baa1	881,719
2,175	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42	6/27 at 100.00	Baa1	2,615,198
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
775	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	817,602
1,650	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	1,741,047
2,155	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/37 (AMT)	10/27 at 100.00	Baa3	2,554,020
9,640	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019, 3.000%, 7/01/49 (UB) (5)	7/29 at 100.00	A+	10,397,318
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (5)	No Opt. Call	Baa1	14,630,000
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/34 (UB) (5)	12/28 at 100.00	Baa1	18,928,350
755	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	903,101
55,445	Total New Jersey			56,563,288
	New York – 10.2%
510	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	584,511
350	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%, 11/01/42	11/27 at 100.00	BBB-	393,816
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	1,556,055
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St John Fisher College, Series 2011, 6.000%, 6/01/34	8/21 at 100.00	A-	1,003,830
2,000	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A, 2.000%, 1/01/38 – AGM Insured	1/31 at 100.00	AA	1,990,840

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$2,855	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 4.000%, 8/01/37	8/30 at 100.00	AA	$3,479,531
500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	565,980
15,000	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Series 2019A, 3.000%, 3/15/49 (UB) (5)	9/29 at 100.00	AA+	16,253,550
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
4,000	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	4,362,480
2,105	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	2,368,041
1,100	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa3	1,353,165
4,115	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020, 4.000%, 7/15/50 (AMT) (UB) (5)	7/30 at 100.00	Aa3	4,857,593
2,150	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,385,511
37,185	Total New York			41,154,903
	North Carolina – 0.5%
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019:
1,000	4.000%, 1/01/55	1/30 at 100.00	Aa1	1,145,240
875	4.000%, 1/01/55 – AGM Insured	1/30 at 100.00	AA	1,023,391
1,875	Total North Carolina			2,168,631
	Ohio – 6.8%
8,375	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	1,388,324
5,480	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	5,834,392
3,220	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	3,789,779
310	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	374,492
10,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/40 (UB) (5)	5/25 at 100.00	AA+	11,546,600
3,000	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 5.750%, 11/15/31 (Pre-refunded 11/15/21) (4)	11/21 at 100.00	BBB	3,048,600
295	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21)	No Opt. Call	N/R	296,522

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	$7,500
860	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	880,855
375	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	384,094
60	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	61,455
37,975	Total Ohio			27,612,613
	Oklahoma – 2.1%
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
440	5.000%, 8/15/38	8/28 at 100.00	Baa3	536,752
5,000	5.500%, 8/15/52	8/28 at 100.00	Baa3	6,214,600
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	B-	1,698,900
6,940	Total Oklahoma			8,450,252
	Pennsylvania – 7.1%
1,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	B	1,524,360
1,050	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	1,076,334
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (7)	No Opt. Call	N/R	2,500
1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	1,083,220
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
4,000	5.000%, 6/01/32 (UB) (5)	6/28 at 100.00	A1	4,995,040
2,260	5.000%, 6/01/33 (UB) (5)	6/28 at 100.00	A1	2,811,576
1,275	5.000%, 6/01/34 (UB) (5)	6/28 at 100.00	A1	1,581,204
1,975	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49	8/29 at 100.00	AA	2,322,086
130	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	Baa3	148,153
1,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	1,225,370

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E:
$3,530	6.000%, 12/01/30	12/27 at 100.00	A	$4,644,774
2,000	6.375%, 12/01/38	12/27 at 100.00	A	2,662,900
4,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Sciences in Philadelphia, Series 2017, 5.000%, 11/01/47 (UB) (5)	5/27 at 100.00	Baa1	4,685,920
25,720	Total Pennsylvania			28,763,437
	Puerto Rico – 3.2%
75,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 0.000%, 5/15/57	8/21 at 6.91	N/R	5,060,250
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.750%, 7/01/37	7/22 at 100.00	CCC	1,050,020
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
1,000	5.280%, 7/01/27 – AMBAC Insured (CPI YOY reference rate + 1.120% spread) (6)	No Opt. Call	N/R	966,640
1,000	5.250%, 7/01/36 – AGC Insured	No Opt. Call	AA	1,128,750
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
565	0.000%, 7/01/51	7/28 at 30.01	N/R	137,532
2,000	4.750%, 7/01/53	7/28 at 100.00	N/R	2,299,820
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	2,277,900
82,565	Total Puerto Rico			12,920,912
	South Carolina – 2.2%
7,500	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/46 (UB) (5)	12/26 at 100.00	A	9,053,100
	Tennessee – 0.3%
1,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	982,530
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	A	172,596
1,155	Total Tennessee			1,155,126
	Texas – 3.3%
80	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A, 5.000%, 6/15/46	8/21 at 100.00	BB	80,198
2,545	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2020A, 4.000%, 11/01/35	11/30 at 100.00	A1	3,162,137
150	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa2	157,328
825	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	Caa1	709,500

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,800	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust 11947, 24.681%, 9/01/41 (Pre-refunded 9/01/21), 144A (IF) (4)	9/21 at 100.00	N/R	$1,837,548
1,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012, 4.293%, 12/15/47 (7)	12/21 at 100.00	N/R	700,000
1,575	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48	9/27 at 100.00	Aaa	1,737,004
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016:
3,600	5.000%, 12/31/50 (AMT)	12/25 at 100.00	Baa3	4,073,760
805	5.000%, 12/31/55 (AMT)	12/25 at 100.00	Baa3	908,773
12,380	Total Texas			13,366,248
	Virginia – 3.5%
5,595	Richmond, Virginia, Public Utility Revenue Bonds, Series 2020A, 4.000%, 1/15/38	1/30 at 100.00	Aa1	6,808,667
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	8/21 at 100.00	B-	2,011,380
2,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2018E, 4.150%, 12/01/49	12/27 at 100.00	AA+	2,798,250
1,155	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	1,392,687
1,010	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	1,056,218
12,260	Total Virginia			14,067,202
	Washington – 2.4%
5,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 10/01/31 (AMT) (UB) (5)	4/26 at 100.00	Aa2	5,968,750
3,155	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/27	12/26 at 100.00	Baa2	3,821,778
135	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	8/21 at 100.00	N/R	136,247
8,290	Total Washington			9,926,775
	Wisconsin – 8.3%
25	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A, 5.000%, 6/15/37, 144A	6/24 at 100.00	N/R	26,384
170	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	179,596

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$69	0.000%, 1/01/46, 144A (7)	No Opt. Call	N/R	$2,290
68	0.000%, 1/01/47, 144A (7)	No Opt. Call	N/R	2,176
68	0.000%, 1/01/48, 144A (7)	No Opt. Call	N/R	2,130
67	0.000%, 1/01/49, 144A (7)	No Opt. Call	N/R	2,074
67	0.000%, 1/01/50, 144A (7)	No Opt. Call	N/R	1,968
73	0.000%, 1/01/51, 144A (7)	No Opt. Call	N/R	2,122
1,874	3.750%, 7/01/51, 144A (7)	3/28 at 100.00	N/R	1,299,332
72	0.000%, 1/01/52, 144A (7)	No Opt. Call	N/R	2,031
71	0.000%, 1/01/53, 144A (7)	No Opt. Call	N/R	1,970
71	0.000%, 1/01/54, 144A (7)	No Opt. Call	N/R	1,907
70	0.000%, 1/01/55, 144A (7)	No Opt. Call	N/R	1,844
69	0.000%, 1/01/56, 144A (7)	No Opt. Call	N/R	1,793
68	0.000%, 1/01/57, 144A (7)	No Opt. Call	N/R	1,736
67	0.000%, 1/01/58, 144A (7)	No Opt. Call	N/R	1,676
67	0.000%, 1/01/59, 144A (7)	No Opt. Call	N/R	1,637
67	0.000%, 1/01/60, 144A (7)	No Opt. Call	N/R	1,577
66	0.000%, 1/01/61, 144A (7)	No Opt. Call	N/R	1,514
65	0.000%, 1/01/62, 144A (7)	No Opt. Call	N/R	1,469
64	0.000%, 1/01/63, 144A (7)	No Opt. Call	N/R	1,421
64	0.000%, 1/01/64, 144A (7)	No Opt. Call	N/R	1,389
63	0.000%, 1/01/65, 144A (7)	No Opt. Call	N/R	1,336
62	0.000%, 1/01/66, 144A (7)	No Opt. Call	N/R	1,256
808	0.000%, 1/01/67, 144A (7)	No Opt. Call	N/R	15,251
1,690	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	1,931,484
1,350	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	1,580,094
160	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.200%, 12/01/37	12/27 at 100.00	BBB-	193,642
2,905	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BBB-	3,248,661
1,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A, 0.000%, 12/15/31	No Opt. Call	AA	848,033
1,290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc Obligated Group, Tender Option Bond Trust 2015-XF0118, 17.159%, 4/01/42, 144A (IF) (5)	10/22 at 100.00	AA	1,518,007

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A:
$10,000	5.000%, 11/15/35 (UB) (5)	5/26 at 100.00	AA+	$12,048,300
5,000	5.000%, 11/15/36 (UB) (5)	5/26 at 100.00	AA+	6,016,300
3,000	5.000%, 11/15/39 (UB) (5)	5/26 at 100.00	AA+	3,595,680
25	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc, Refunding Series 2016, 5.000%, 2/15/28 (Pre-refunded 8/15/25) (4)	8/25 at 100.00	N/R	29,596
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
85	5.000%, 8/15/43 (Pre-refunded 8/15/23) (4)	8/23 at 100.00	A	93,384
1,005	5.000%, 8/15/43 (Pre-refunded 8/15/23) (4)	8/23 at 100.00	BBB+	1,104,133
31,805	Total Wisconsin			33,765,193
$573,877	Total Municipal Bonds (cost $462,032,536)			516,195,122

Shares	Description (1)	Value
	COMMON STOCKS – 2.2%
	Electric Utilities – 2.2%
258,655	Energy Harbor Corp (8), (9), (10)	$8,955,929
	Total Common Stocks (cost $7,346,611)	8,955,929
	Total Long-Term Investments (cost $469,379,147)	525,151,051
	Floating Rate Obligations – (32.7)%	(132,467,000)
	Other Assets Less Liabilities – 2.9%	11,985,959
	Net Assets Applicable to Common Shares – 100%	$404,670,010
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$516,195,122	$ —	$516,195,122
Common Stocks	—	8,955,929	—	8,955,929
Total	$ —	$525,151,051	$ —	$525,151,051

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
CPI YOY	U.S. Consumer Price Index for Urban Consumers
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.